Pensions and Other Benefit Plans (Details 15) (USD $)	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012
Change in Plan Asstes
Plan assets at fair value - End of year	$ 17,536,000,000	$ 13,736,000,000
Debt Securities [Member]
Change in Plan Asstes
Plan assets at fair value - End of year	1,646,000,000	1,116,000,000
Equity Securities [Member]
Change in Plan Asstes
Plan assets at fair value - End of year	8,109,000,000	6,700,000,000
Commingled Funds [Member]
Change in Plan Asstes
Plan assets at fair value - End of year	5,046,000,000	3,416,000,000
Insurance Contracts [Member]
Change in Plan Asstes
Plan assets at fair value - End of year	24,000,000	25,000,000
Other Assets [Member]
Change in Plan Asstes
Plan assets at fair value - End of year	170,000,000	99,000,000
Fair Value, Inputs, Level 3 [Member]
Change in Plan Asstes
Plan assets at fair value - beginning of year	148,000,000	183,000,000
Realized gains (losses)	(6,000,000)	4,000,000
Unrealized gains (losses)	0	(26,000,000)
Purchases, sales, issuances and settlements, net	8,000,000	(13,000,000)
Plan assets at fair value - End of year	150,000,000	148,000,000
Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member]
Change in Plan Asstes
Plan assets at fair value - beginning of year	9,000,000	13,000,000
Realized gains (losses)	0	0
Unrealized gains (losses)	0	1,000,000
Purchases, sales, issuances and settlements, net	(6,000,000)	(5,000,000)
Plan assets at fair value - End of year	3,000,000	9,000,000
Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member]
Change in Plan Asstes
Plan assets at fair value - beginning of year	16,000,000	24,000,000
Realized gains (losses)	(1,000,000)	3,000,000
Unrealized gains (losses)	0	(2,000,000)
Purchases, sales, issuances and settlements, net	(11,000,000)	(9,000,000)
Plan assets at fair value - End of year	4,000,000	16,000,000
Fair Value, Inputs, Level 3 [Member] | Commingled Funds [Member]
Change in Plan Asstes
Plan assets at fair value - beginning of year	33,000,000	35,000,000
Realized gains (losses)	0	0
Unrealized gains (losses)	0	(6,000,000)
Purchases, sales, issuances and settlements, net	17,000,000	4,000,000
Plan assets at fair value - End of year	50,000,000	33,000,000
Fair Value, Inputs, Level 3 [Member] | Insurance Contracts [Member]
Change in Plan Asstes
Plan assets at fair value - beginning of year	25,000,000	29,000,000
Realized gains (losses)	0	1,000,000
Unrealized gains (losses)	0	(2,000,000)
Purchases, sales, issuances and settlements, net	(1,000,000)	(3,000,000)
Plan assets at fair value - End of year	24,000,000	25,000,000
Fair Value, Inputs, Level 3 [Member] | Other Assets [Member]
Change in Plan Asstes
Plan assets at fair value - beginning of year	65,000,000	82,000,000
Realized gains (losses)	(5,000,000)	0
Unrealized gains (losses)	0	(17,000,000)
Purchases, sales, issuances and settlements, net	9,000,000	0
Plan assets at fair value - End of year	$ 69,000,000	$ 65,000,000